UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 1, 2016 to August 31, 2016

Commission File Number of issuing entity:  333-195774-04

Central Index Key Number of issuing entity:  0001656742

Nissan Auto Lease Trust 2015-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-195774

Central Index Key Number of depositor:  0001244832

Nissan Auto Leasing LLC II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540639

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

David M. Lundeen, (615) 725-1664
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7147973
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware
(Address of principal executive offices of the issuing entity)                                                   19890
                                              (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Lease Trust 2015-B, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2015-B were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2016 to August 31, 2016.  Please refer to the Form ABS-15G filed by the Securitizer on February 23, 2016 for additional information.  The CIK number of the Securitizer is 0001540639.

Item 1A.                     Asset-Level Information.

The information prescribed by Regulation AB Item 1111(e)-(h) and by Item 1125, Schedule AL, is not required to be disclosed for this transaction.

Item 1B.                     Asset Representations Reviewer and Investor Communication.

The transaction on which the present report on Form 10-D provides information is not registered on Form SF-3, and is therefore exempt from providing information pursuant to Item 1121(d)-(e) of Regulation AB.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

None.

Item 3.                      Sales of Securities and Use of Proceeds.

None.

Item 4.                      Defaults Upon Senior Securities.

None.

Item 5.                      Submission of Matters to a Vote of Security Holders.

None.

Item 6.                      Significant Obligors of Pool Assets.

Not applicable.

Item 7.                      Change in Sponsor Interest in the Securities.

None.

Item 8.                      Significant Enhancement Provider Information.

Not applicable.

Item 9.                      Other Information.

None.

Item 10.                    Exhibits.

(a)	Monthly Servicers Report for the month of August 2016 –
Nissan Auto Lease Trust 2015-B.

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of August 2016 –
Nissan Auto Lease Trust 2015-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)

Date: September 29, 2016	/s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Report for the month of August 2016 –
Nissan Auto Lease Trust 2015-B.